Derivative Warrant Liabilities - Agent Warrants - Additional Information (Details)					2 Months Ended	12 Months Ended
	Mar. 17, 2021 $ / shares	Mar. 17, 2021 USD ($) shares	Oct. 22, 2020	Jun. 05, 2020	Dec. 31, 2020 shares	Dec. 31, 2020 shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Beneficial ownership percentage of outstanding common shares			9.99%
Issuance of common shares					296,700,000
Agent Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants description				The Agent Warrants were issued on June 5, 2020, are immediately exercisable, and expire on June 5, 2025.
Warrants expiration date				Jun. 05, 2025
Beneficial ownership percentage of outstanding common shares				4.99%
Warrants exercised		540,000				0
Weighted average exercise price of warrants | $ / shares	$ 1.00
Issuance of common shares		356,949
Gross proceeds from exercise of warrants | $		$ 0